Share-Based Compensation - Summary of The Restricted Share Units Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted	$ 9.0331	$ 0
Granted	22.7642	9.0242
Forfeited	14.8129	7.1600
Vested	7.1600	19.5900
Ending ,Weighted	15.4350	$ 9.0331
Expected to vest Weighted	$ 15.0623
Beginning, RSU	4,107,185	0
Granted	2,908,370	4,193,685
Forfeited	(270,707)	(76,500)
Vested	(465,000)	(10,000)
Ending, RSU	6,279,848	4,107,185
Expected to vest RSU	6,040,024